5. MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
Marketable Securities
MARKETABLE SECURITIES

5.          MARKETABLE SECURITIES

			Average interest rate (p.a.)
	WATM (1)	Currency		12.31.19	12.31.18
Fair value through other comprehensive income
Credit linked note	3.40	USD	3.85%	19,285	16,398
Stocks	-	R$ and HKD	-	26,678	139,469
				45,963	155,867
Fair value through profit and loss
Financial treasury bills	3.40	R$	4.40%	396,994	295,699
Investment funds - FIDC BRF	3.96	R$	-	14,891	14,699
Investment funds	0.17	ARS	-	1,903	-
				413,788	310,398
Amortized cost
Sovereign bonds and others (2)	3.33	AOA	3.82%	265,783	331,395
				725,534	797,660

Current				418,182	507,035
Non-current (3)				307,352	290,625

(1)          Weighted average maturity in years.

(2)          On December 31, 2019 it’s comprised of Financial Treasury Bills (“LFT”) remunerated at the rate of the Special System for Settlement and Custody (“SELIC”) and securities of the Angola Government denominated in Kwanzas.

(3)          Maturity is September 01, 2025.

The unrealized gain on marketable securities measured at fair value through other comprehensive income, corresponds to the accumulated value of R$ 4,454, which is net of tax effects of R$ 4,509 (loss of R$ 98,451 net of tax effects of R$ 43,767 on December 31, 2018). The balance of expected credit losses on marketable securities measured at amortized cost on December 31, 2019 is R$ 1,983 (R$ 9,014 on December 31, 2018).

Additionally, at December 31, 2019, the amount of R$ 100,435 (R$ 288,010 on December 31, 2018) was pledged as guarantee, with no use restrictions, for USD denominated future contracts, traded on B3 S.A. - Brasil, Bolsa, Balcão (“B3“).